Commitment and Contingencies	12 Months Ended
Sep. 30, 2023
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 21 – COMMITMENT AND CONTINGENCIES

The company has entered into a contract with a construction company for the construction of a factory in Sichuan. According to the terms of the contract, the company has an irrevocable commitment to make payments. As of September 30, 2023, the company still has the following payments to be made in accordance with the contract:

Future payments	Capital commitments
October 2023 to September 2024	$2,575,365
October 2024 to September 2025	271,590
October 2025 to September 2026	-
October 2026 to September 2027	-
October 2027 to September 2028	-
Thereafter	-
Total	$2,846,955

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of September 30, 2023 and 2022, the Company had no pending legal proceedings outstanding.